Consolidated statements of income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest income:
Deposits with banks	$ 1,876		$ 1,351		$ 839
Trading assets	69		1,758		3,133
Investment securities:
Available-for-sale	5,675		10,780		8,188
Held-to-maturity	721		880		285
Investment fund	880		2,341		2,198
Loans	183,216		140,317		104,835
Total interest income	192,437		157,427		119,478
Interest expense:
Deposits	12,944		8,818		8,531
Investment fund	109		323		963
Short-term borrowings	20,673		15,753		8,058
Borrowings and long-term debt	53,734		29,823		27,423
Total interest expense	87,460		54,717		44,975
Net interest income	104,977		102,710		74,503
Reversal of provision (provision) for loan losses	8,343	[1]	(8,841)	[1]	(9,091)	[1]
Net interest income, after reversal of provision (provision) for loan losses	113,320		93,869		65,412
Other income (expense):
Reversal of provision for losses on off-balance sheet credit risk	4,046		4,448		13,926
Fees and commissions, net	10,021		10,619		9,811
Derivative financial instruments and hedging	71		2,923		(1,446)
Recoveries, net of impairment of assets	0		(57)		233
Net gain on sale of securities available-for-sale	6,030		3,413		2,346
Net gain (loss) on foreign currency exchange	(10,525)		4,269		1,870
Gain on sale of premises and equipment	5,626		0		0
Other income, net	2,986		1,059		1,279
Net other income	36,500		40,494		16,421
Operating expenses:
Salaries and other employee expenses	33,171		27,825		22,251
Depreciation and amortization of premises and equipment	2,269		2,139		2,471
Professional services	4,053		4,151		3,977
Maintenance and repairs	1,936		1,634		1,615
Expenses from the investment fund	2,953		4,372		3,996
Other operating expenses	11,432		9,966		7,908
Total operating expenses	55,814		50,087		42,218
Net income from continuing operations	94,006		84,276		39,615
Net income (loss) from discontinued operations	(681)		(420)		206
Net income (loss)	93,325		83,856		39,821
Net income (loss) attributable to the redeemable noncontrolling interest	293		676		(2,423)
Net income attributable to Bladex	93,032		83,180		42,244
Amounts attributable to Bladex:
Net income from continuing operations	93,713		83,600		42,038
Net income (loss) from discontinued operations	(681)	[2]	(420)	[2]	206	[2]
Net income attributable to Bladex	93,032		83,180		42,244
Earnings per share from continuing operations:
Basic (in dollars per share)	$ 2.48		$ 2.26		$ 1.15
Diluted (in dollars per share)	$ 2.47		$ 2.25		$ 1.14
Earnings (loss) per share from discontinued operations:
Basic (in dollars per share)	$ (0.02)		$ (0.01)		$ 0.01
Diluted (in dollars per share)	$ (0.02)		$ (0.01)		$ 0.01
Earnings per share:
Basic (in dollars per share)	$ 2.46		$ 2.25		$ 1.15
Diluted (in dollars per share)	$ 2.45		$ 2.24		$ 1.15
Weighted average basic shares (in shares)	37,824		36,969		36,647
Weighted average diluted shares (in shares)	37,938	[3]	37,145	[3]	36,814	[3]
Investment fund trading [Member]
Other income (expense):
Fees and commissions, net	2,588		2,832		3,106
Net gain (loss) from trading	7,011		20,314		(7,995)
Trading Securities [Member]
Other income (expense):
Net gain (loss) from trading	$ 11,234		$ (6,494)		$ (3,603)

[1]	It includes releases of specific reserves for $7,931 thousand during 2012, $1,600 thousand during 2011, and $1,031 thousand during 2010.
[2]	Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.
[3]	As of December 31, 2011 and 2010, weighted average options of 72,053 and 760,284, respectively, were excluded from the computation of diluted earnings per share because the option's exercise price was greater than the average quoted market price of the Bank's common stock. As of December 31, 2012, the computation of earnings per share did not exclude any weighted average options.